Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	UBS MONEY SERIES
Central Index Key	0001060517
Amendment Flag	false
Document Creation Date	Aug. 27, 2015
Document Effective Date	Aug. 28, 2015
Prospectus Date	Aug. 28, 2015
UBS Select Prime Institutional Fund | UBS Select Prime Institutional Fund
Prospectus:
Trading Symbol	SELXX
UBS Select Treasury Institutional Fund | UBS Select Treasury Institutional Fund
Prospectus:
Trading Symbol	SETXX
UBS Select Tax-Free Institutional Fund | UBS Select Tax-Free Institutional Fund
Prospectus:
Trading Symbol	STFXX
UBS Select Prime Preferred Fund | UBS Select Prime Preferred Fund
Prospectus:
Trading Symbol	SPPXX
UBS Select Treasury Preferred Fund | UBS Select Treasury Preferred Fund
Prospectus:
Trading Symbol	STPXX
UBS Select Tax-Free Preferred Fund | UBS Select Tax-Free Preferred Fund
Prospectus:
Trading Symbol	SFPXX
UBS Select Prime Investor Fund | UBS Select Prime Investor Fund
Prospectus:
Trading Symbol	SPIXX
UBS Select Treasury Investor Fund | UBS Select Treasury Investor Fund
Prospectus:
Trading Symbol	STRXX
UBS Select Tax-Free Investor Fund | UBS Select Tax-Free Investor Fund
Prospectus:
Trading Symbol	SFRXX